Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Schedule of Issued and Outstanding Options Price
A continuity of the issued and outstanding options is as follows:

	Year Ended December 31,
	2025		2024
	Number of Stock Options	Weighted Average Exercise Price (CAD)	Number of Stock Options	Weighted Average Exercise Price (CAD)
Outstanding stock options, beginning of year	1,734,607	$19.07	1,886,325	$19.03
Issued	290,782	33.84	473,365	21.00
Exercised	(541,413)	18.60	(551,818)	20.57
Forfeited	(143,413)	19.53	(73,265)	19.13
Outstanding stock options, end of year	1,340,563	$22.41	1,734,607	$19.07

Schedule of Number and Weighted Average Remaining Life of Stock Options
As at December 31, 2025, the following stock options were outstanding:

Weighted Average Exercise Prices	Number of Stock Options	Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
$10.01 to $20.00 CAD	650,755	503,992	2.43
$20.01 to $30.00 CAD	412,064	134,097	3.92
30.01 to 34.58 CAD	277,744	19,464	4.94
$22.41 CAD ($16.35 USD)	1,340,563	657,553	3.41

Weighted Average Inputs in Fair Value Measurement of Stock Options
The fair value of options granted was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2025	2024
Expected term (years)	3.4	3.4
Forfeiture rate	2%	—%
Volatility	50%	51%
Dividend yield	—%	—%
Risk-free interest rate	2.69%	2.90%
Weighted-average fair value per option	$9.48	$5.90

Schedule of PSUs, RSUs, DSUs, RSUs Issued and Outstanding
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2025	2024
Outstanding balance, beginning of year	1,014,505	967,921
Issued	197,786	357,792
Settled	(201,640)	(249,694)
Forfeited	(130,948)	(61,514)
Outstanding balance, end of year	879,703	1,014,505
The continuity of DSUs issued and outstanding is as follows:

	Year ended December 31,
	2025	2024
Outstanding balance, beginning of year	325,111	307,312
Issued	44,570	67,006
Settled	(12,882)	(49,207)
Outstanding balance, end of year	356,799	325,111
The continuity of RSUs issued and outstanding is as follows:

	Year ended December 31,
	2025	2024
Outstanding balance, beginning of year	328,180	340,570
Issued	108,500	163,904
Settled	(149,029)	(162,996)
Forfeited	(16,765)	(13,298)
Outstanding balance, end of year	270,886	328,180

Share-based Compensation Expense Associated With Each Component

	Year ended December 31,
	2025	2024
Stock options	$2,405	$2,739
Performance share unit plan	13,690	3,605
Deferred share unit plan	5,698	1,086
Restricted share unit plan	2,787	2,553
Share-based compensation(1)	$24,580	$9,983

Schedule of Net Income per Share
(f)     Net Income (Loss) per Share

	Year ended December 31,
	2025	2024
Weighted average number of common shares outstanding	103,683,274	103,106,305
Dilutive effects of:
Stock options	178,109	—
Share units	270,886	—
Weighted average number of diluted common shares outstanding(1)	104,132,269	103,106,305

Net income (loss) attributable to owners of the Company	$263,723	$(68,475)
Basic net income (loss) per share	$2.54	$(0.66)
Diluted net income (loss) per share	$2.53	$(0.66)